Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Share capital	£ 9,832	£ 5,681
Share premium	161,841	146,146
Share capital and share premium	£ 171,673	£ 151,827
Ordinary shares	9,540,891,000	142,037,000
Ordinary shares and Deferred shares	24,581,357	142,037
Deferred share capital [Member]
Deferred shares	15,040,466	0